1095 Avenue of the Americas New York, NY 10036-6797 +1 212 698 3500 Main +1 212 698 3599 Fax www.dechert.com

January 13, 2021

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	ARK ETF Trust (the “Fund”)

Securities Act File No. 333-191019

Post-Effective Amendment No. 26

Investment Company Act No. 811-22883

Amendment No. 31

Dear Sir or Madam:

We are electronically filing via EDGAR, pursuant to the provisions of the Investment Company Act of 1940 and the Securities Act of 1933 and Rule 485(a) thereunder a copy of Post-Effective Amendment No. 26 to the Registration Statement of this Fund on Form N-1A.

This filing is made pursuant to Rule 485(a)(2) under the Securities Act of 1933 for the purpose of adding a new series to the Fund. We understand that we may expect comments on this filing in approximately 30-45 days. Although this Amendment also includes updated information regarding the Fund, we anticipate filing a subsequent 485(b) filing, to include all consents and opinions, as well as any other required information, in anticipation of going automatically effective on the 75th day after the date hereof. No fees are required in connection with this filing.

If you have any questions, please feel free to contact me at 212.698.3526 (tel) or 212.698.3599 (fax).

Very truly yours,

/s/ Allison M. Fumai
Allison M. Fumai

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